UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	Accumulated Other Comprehensive (Loss)/Income	Total Before Non-Controlling Interest	Non-Controlling Interest	Preferred Units	Limited Partner	General Partner Units and IDRs [1]	Incentive Distribution Rights General Partner Units and IDRs
Beginning Balance at Dec. 31, 2016	$ 604,429	$ (5,053)	$ 536,453	$ 67,976	$ 0	$ 490,564	$ 50,942
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	115,113		103,925	11,188		101,847	2,078
Other comprehensive income	5,087	5,087	5,087
Cash distributions	(126,372)		(119,372)	(7,000)		(116,985)	(2,387)
Net proceeds from equity issuances	118,774		118,774			116,627	2,147
Grant of unit options	180		180			180
Ending Balance at Sep. 30, 2017	717,211	34	645,047	72,164	0	592,233	52,780
Beginning Balance at Dec. 31, 2017	847,601	26	771,057	76,544	132,991	585,440	52,600	$ 32,500
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	93,383		92,159	1,224	9,023	81,472	1,664
Other comprehensive income	(26)	(26)	(26)
Cash distributions	(132,880)		(132,880)		(9,023)	(121,372)	(2,485)
Net proceeds from equity issuances	13,854		13,854			13,563	291
Grant of unit options	174		174			174
Units Acquired and Cancelled	(9,477)		(9,477)			(9,477)
Ending Balance at Sep. 30, 2018	$ 812,629	$ 0	$ 734,861	$ 77,768	$ 132,991	$ 549,800	$ 52,070	$ 32,500

[1]	As of September 30, 2018, the carrying value of the equity attributable to the IDR holders was $32.5 million (December 31, 2017: $32.5 million)